Related party transactions (Details 1) - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Related Party Transaction [Line Items]
Due to Related Parties	$ 0	$ 415,381	$ 170,164
Yefang Zhang
Related Party Transaction [Line Items]
Due to Related Parties	$ 0	415,381	6,310
Zhengyu Wang
Related Party Transaction [Line Items]
Due to Related Parties		0	21,970
Forasen Holding Group Co., Ltd.
Related Party Transaction [Line Items]
Due to Related Parties		$ 0	$ 141,884